INTEREST EXPENSE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF COMPANY EARNED INTEREST INCOME AND INCURRED INTEREST EXPENSE

For the six months ended June 30, 2023 and June 30, 2022, the Company earned interest income and incurred interest expense as follows:

	Six months Ended June 30,
	2023	2022
Interest (expense) income
Bank and other cash	$32,328	$10,418
Total interest (expense) income	32,328	10,418

Interest expense/finance costs
Lease liabilities	(427,134)	(58,026)
Other interest paid – loans	(1,604,555)	(51,690)
Amortization of debt discount	—	—
Total interest expense/ finance costs	(2,031,689)	(109,716)
	$(1,999,361)	$(99,298)

For the years ended December 31, 2022 and 2021, the Company earned interest income and incurred interest expense as follows:

	Years Ended December 31,
	2022	2021
Interest (expense) income
Bank and other cash	$26,380	$(74,081)
Total interest (expense) income	26,380	(74,081)

Interest expense/finance costs
Lease liabilities	(491,336)	(131,291)
Other interest paid – loans	(847,520)	(103,357)
Amortization of debt discount	—	(140,837)
Total interest expense/ finance costs	(1,338,856)	(375,485)
	$(1,312,476)	$(449,566)